Consolidated Statements of Earnings - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
SALES (Note 3)		$ 20,023	$ 19,636
Freight, transportation and distribution (Note 5)		768	864
Cost of goods sold (Note 5)		13,814	13,380
GROSS MARGIN		5,441	5,392
Selling expenses (Note 5)		2,505	2,337
General and administrative expenses (Note 5)		404	423
Provincial mining and other taxes (Note 5)		292	250
Share-based compensation (Note 6)		104	116
Impairment of assets (Note 15, 16)		120	1,809
Other expenses (Note 7)		154	43
EARNINGS BEFORE FINANCE COSTS AND INCOME TAXES		1,862	414
Finance costs (Note 8)		554	538
EARNINGS (LOSS) BEFORE INCOME TAXES		1,308	(124)
Income tax expense (recovery)		316	(93)
NET EARNINGS (LOSS) FROM CONTINUING OPERATIONS		992	(31)
Net earnings from discontinued operations (Note 10)		0	3,604
NET EARNINGS	[1]	$ 992	$ 3,573
NET EARNINGS (LOSS) PER SHARE FROM CONTINUING OPERATIONS (Note 11)
Basic		$ 1.7	$ (0.05)
Diluted		1.7	(0.05)
NET EARNINGS PER SHARE FROM DISCONTINUED OPERATIONS (Note 11)
Basic		0	5.77
Diluted		0	5.77
NET EARNINGS PER SHARE ("EPS") (Note 11)
Basic		1.7	5.72
Diluted		$ 1.7	$ 5.72
Weighted average shares outstanding for basic EPS (Note 11)		582,269,000	624,900,000
Weighted average shares outstanding for diluted EPS (Note 11)		583,102,000	624,900,000

[1]	All equity transactions were attributable to common shareholders.